26. SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2019
Segmented Information
Note 26 - SEGMENTED INFORMATION

The Company’s revenues for the year ended December 31, 2019 of $31,746 (2018 - $34,116; 2017 – $33,359) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine, the San Gonzalo Mine and the Avino Historic Above Ground stockpiles.

On the consolidated statements of operations, the Company had revenue from the following product mixes:

	2019	2018	2017
Silver	$14,030	$17,259	$20,159
Copper	13,953	12,996	8,227
Gold	10,326	9,866	10,131
Penalties, treatment costs and refining charges	(6,563)	(6,005)	(5,158)
Total revenue from mining operations	$31,746	$34,116	$33,359

For the year ended December 31, 2019, the Company had six customers (2018 – six, 2017 – three) that accounted for total revenues as follows:

	2019	2018	2017
Customer #1	$21,810	$23,314	$24,845
Customer #2	4,861	321	1,062
Customer #3	3,350	8,071	-
Customer #4	1,246	-	-
Customer #5	469	-	-
Customer #6	10	519	-
Customer #7	-	1,547	7,452
Customer #8	-	344	-
Total revenue from mining operations	$31,746	$34,116	$33,359

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	December 31, 2019	December 31, 2018
Exploration and evaluation assets - Mexico	$9,826	$9,692
Exploration and evaluation assets - Canada	1	37,089
Total exploration and evaluation assets	$9,827	$46,781

	December 31, 2019	December 31, 2018
Plant, equipment, and mining properties - Mexico	$35,239	$36,484
Plant, equipment, and mining properties - Canada	419	2,259
Total plant, equipment, and mining properties	$35,658	$38,743

On December 13, 2019, the Company sold Bralorne (see Note 5) which held substantially all of the Company’s non-current assets in Canada.